RESTRICTED SHARE UNITS	12 Months Ended
Dec. 31, 2025
Disclosure of restricted share units [Abstract]
RESTRICTED SHARE UNITS [Text Block]

11. RESTRICTED SHARE UNITS

A summary of the changes in restricted share units ("RSUs") is presented below:

Number of RSUs

Balance, December 31, 2023	1,985,000
Issued	800,000
Settlement	(840,000)
Balance, December 31, 2024	1,945,000
Issued	2,854,800
Settlement	(1,390,000)
Balance, December 31, 2025	3,409,800
Unvested	2,247,500
Vested, December 31, 2025	1,162,300

During the year ended December 31, 2025, 2,854,800 RSUs (2024 - 800,000) were granted. The weighted average grant date fair value for RSUs granted during the year end December 31, 2025 was $6.33 per RSU (2024 - $0.75). During the year ended December 31, 2025, the Company recognized share-based compensation expense (recovery) of $8,865,439 (2024 - $(79,939)) with a corresponding increase (2024 - decrease) to RSU reserve and $5,356,050 (2024 - $496,500) was transferred to share capital upon the settlement of 1,390,000 (2024 - 840,000) RSUs.